Summary of Significant Accounting Policies Accounting Policies (Details) $ in Millions	12 Months Ended
	Sep. 30, 2015 USD ($) Segment	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)
Financial Statement Details [Line Items]
Maturity period to be considered cash equivalents	3 months
Engineering and research and development costs to be reimbursed	$ 299	$ 265
Expected reimbursement period of less than one year	1 year
Expected reimbursement period beyond one year	1 year
Molds, dies and other tools costs capitalized within property, plant and equipment	$ 60	96
Molds, dies and other tools costs to be reimbursed	134	151
Costs and earnings in excess of billings related to contracts	453	507
Billing in excess of costs and earnings on uncompleted contracts	$ 340	363
Timing of the first deliverable to the last delivery	Approximately four to twelve months
Research activities costs relating to product development and improvement, net of customer reimbursements	$ 733	792	$ 791
Customer reimbursements included in research activities costs	364	352	347
Foreign currency transaction losses	$ 119	$ 8	$ 25
Number of reportable segments | Segment	7
Minimum
Financial Statement Details [Line Items]
Duration of extended warranty arrangements	1 year
Maximum
Financial Statement Details [Line Items]
Duration of extended warranty arrangements	5 years
Building And Improvements | Minimum
Financial Statement Details [Line Items]
Estimated useful lives	3 years
Building And Improvements | Maximum
Financial Statement Details [Line Items]
Estimated useful lives	40 years
Machinery and Equipment | Minimum
Financial Statement Details [Line Items]
Estimated useful lives	3 years
Machinery and Equipment | Maximum
Financial Statement Details [Line Items]
Estimated useful lives	15 years